INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES [Abstract]
Schedule of Income (Loss) before Income Taxes
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Cayman Islands	(94,331)	(163,416)	(179,348)	(25,831)
British Virgin Islands	(4)	-	(31)	(4)
USA	-	(2,320)	(3,809)	(549)
Hong Kong	(838)	(1,470)	(10,524)	(1,516)
PRC	260,209	(115,034)	(12,483)	(1,798)

	165,036	(282,240)	(206,195)	(29,698)

Schedule of Current and Deferred Components
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Current tax expense	(31,918)	(1,890)	(3,553)	(511)
Deferred tax benefit (expense)	23,931	(40,079)	496	71

Income tax expense	(7,987)	(41,969)	(3,057)	(440)

Reconciliation of Tax Computed Applying Statutory Income Tax Rate
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Income (loss) before income taxes	165,036	(282,240)	(206,195)	(29,698)
Income tax computed at applicable tax rates (25%)	41,259	(70,560)	(51,549)	(7,425)
Effect of different tax rates in different jurisdictions	1,313	1,206	4,743	682
Non-deductible expenses	28,103	47,324	54,588	7,862
Effect of tax holiday	(16,170)	-	-	-
Effect of tax rate changes	(38,747)	(24,125)	(1,841)	(265)
Change in valuation allowance	18	88,661	(5,144)	(740)
Changes in interest and penalties on unrecognized tax benefits	(349)	3,920	3,105	447
Effect of EIT reversal for previous years	(5,799)	(2,099)	2,760	398
Research and development super-deduction	(1,959)	(2,363)	(2,947)	(424)
Others	318	5	(658)	(95)
	7,987	41,969	3,057	440

Schedule of Unrecognized Tax Benefits Reconciliation
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Balance at beginning of year	27,405	38,901	42,983	6,191
Increase relating to current year tax positions	18,014	7,496	3,630	523
Decrease relating to prior year tax positions	(5,202)	(1,119)	(3,204)	(461)
Decrease relating to expiration of applicable statute of limitations	(1,316)	(2,295)	(4,952)	(713)

Balance at end of year	38,901	42,983	38,457	5,540

Summary of Aggregate Amount and per Share Effect of Tax Holidays
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

The aggregate amount	16,170	-	-	-
The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares outstanding
Basic	0.05	-	-	-

Diluted	0.05	-	-	-

Components of Deferred Taxes
	2015	2016	2016
	RMB	RMB	US$

Deferred tax assets, current portion
Accrued payroll and welfare payable	2,382	-	-
Deferred government grants	1,764	-	-
Bad debt provision	2,977	-	-
Less: valuation allowance	(7,123)	-	-

Total deferred tax assets, current portion	-	-	-

Deferred tax assets, non-current portion
Advertising expenditure deductible in future years	65,305	58,654	8,448
Deferred government grants	1,217	2,417	348
Loss from equity method investment	102	203	29
Bad debt provision	-	4,962	715
Accured rental expense	-	817	118
Impairment loss	-	1,250	180
Net operating losses (“NOLs”)	16,111	16,411	2,364
Less: valuation allowance	(82,735)	(84,714)	(12,202)

Total deferred tax assets, non-current portion	-	-	-

Deferred tax liabilities, non-current portion
Online payment and other licenses arisen from business combination	(13,411)	(14,902)	(2,146)

Total deferred tax liabilities, non-current portion	(13,411)	(14,902)	(2,146)